UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-2454

Oppenheimer Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  July 31

Date of reporting period:  1/29/2016

Item 1.  Reports to Stockholders.

Semiannual Report 1/31/2016

OppenheimerFunds®
The Right Way
to Invest

Oppenheimer
Money Market Fund

2         OPPENHEIMER MONEY MARKET FUND

Fund Performance Discussion

In December, the Federal Reserve (the “Fed”) increased its target for the fed funds rate from the zero bound range to 0.25% to 0.50% for the first time in 9 years. The Fund continued to benefit from the uptick in rates throughout January, as positions matured and we reinvested at higher rates.

MARKET OVERVIEW

2015 will go down as a year in which volatility returned to the financial markets following a multi-year hiatus. Global growth struggled to gain traction as many of the world’s largest economies expanded below their long-term trends. China’s industrial production slowed for the fifth consecutive year and weighed on the world’s exporters—especially commodity producers. In the United States, a strong dollar impaired the competitiveness of many American companies and proved to be a drag on corporate earnings.

The environment led to a turbulent environment for various asset classes, particularly over the second half of 2015 and January 2016. The prospect of more sluggish demand for energy and construction materials from China and other emerging markets sent equity and commodity prices broadly lower. Interest rates globally remained low, even as investors spent most of the year contemplating the first U.S. interest-rate hike by the Fed in almost a decade. The Fed did not raise interest rates until late in the year at its December 16 meeting, when the benchmark federal funds rate was raised by 0.25%. As the markets anticipated this rate hike during the reporting period, short-term interest rates began to rise, which benefited the Fund.

FUND REVIEW

The deadline for complying with the money market fund reform (the “Reform Rules”) adopted by the Securities and Exchange Commission (SEC) in July 2014, is fast approaching. We have discussed in prior reports the notable changes. In analyzing the Reform Rules, while factoring in feedback from our clients, the Fund’s name will change from Oppenheimer Money Market Fund to Oppenheimer Government Money Market Fund on or around September 28, 2016. Please see the Fund’s prospectus for additional information.

Throughout the reporting period, the Fund continued to offer very strong liquidity, while providing competitive income. The weighted average maturity (WAM) of the Fund remained slightly longer than peers (33 days), while the weighted average maturity (WAL) was somewhat shorter (44 days). We continue to maintain the Fund’s WAM and WAL in this range in anticipation of a volatile, but generally rising interest rate environment.

3         OPPENHEIMER MONEY MARKET FUND

STRATEGY & OUTLOOK

For the month of January, the 1-month and 3-month Libor were relatively unchanged due in part to increased market volatility, related to overseas uneasiness and fluctuating oil prices. These rumblings have led to concerns and market discussion surrounding the pace of rate hikes in 2016. With conversion to Oppenheimer Government Money Market Fund later in the year, we anticipate increased holdings in Government securities throughout the year.

4         OPPENHEIMER MONEY MARKET FUND

Portfolio Allocation*

Short-Term Notes/Commercial Paper	48.5%
Certificates of Deposit	28.7
Direct Bank Obligations	22.4
Corporate Bond and Note	0 .4
Asset-Backed Security	— **

**Represents a value of less than 0.05%.

Portfolio holdings and allocations are subject to change. Percentages are as of January 29, 2016, and are based on the total market value of investments.

Performance

CURRENT YIELD

For the 7-Day Period Ended 1/31/16

	With Compounding	Without Compounding
Class A (OMBXX)	0.01%	0.01%
Class Y (OMYXX)	0.01	0.01

CURRENT YIELD

For the Six Months Ended 1/31/16

	With Compounding	Without Compounding
Class A (OMBXX)	0.01%	0.01%
Class Y (OMYXX)	0.01	0.01

Compounded yields assume reinvestment of dividends. The seven-day yield without compounding is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account’s compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

Performance data quoted represents past performance, which does not guarantee future results. Yields include dividends in a hypothetical investment for the periods shown. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit oppenheimerfunds.com or

*January 29, 2016, was the last business day of the Fund’s semiannual period. See Note 2 of the accompanying Notes to Financial Statements.

5         OPPENHEIMER MONEY MARKET FUND

call 1.800.CALL OPP (225.5677). The yields take into account voluntary fee waivers and/or expense reimbursements, without which yields would have been lower. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The Fund’s performance shown does not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income paid by the Fund. There is no guarantee that the Fund will maintain a positive yield.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

6         OPPENHEIMER MONEY MARKET FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 29, 2016.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended January 29, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7         OPPENHEIMER MONEY MARKET FUND

Actual	Beginning Account Value August 1, 2015	Ending Account Value January 29, 2016	Expenses Paid During 6 Months Ended January 29, 2016
Class A	$ 1,000.00	$ 1,000.10	$ 1.59
Class Y	1,000.00	1,000.10	1.59

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,023.27	1.61
Class Y	1,000.00	1,023.27	1.61

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended January 29, 2016 are as follows:

Class	Expense Ratios
Class A	0.32%
Class Y	0.32

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8         OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS January 29, 2016* Unaudited

		Final Legal
	Maturity	Maturity	Principal
	Date**	Date***	Amount	Value
Certificates of Deposit—28.9%
Yankee Certificates of Deposit—28.9%
Bank of Montreal, Chicago:
0.569%[1]	2/7/16	6/7/16	$16,000,000	$16,000,000
0.795%[1]	2/16/16	8/15/16	30,000,000	30,000,000
Bank of Nova Scotia, Houston TX:
0.58%[1]	2/1/16	3/23/16	25,000,000	25,000,000
0.648%[1]	2/4/16	3/4/16	18,000,000	18,001,277
DnB Bank ASA NY, 0.40%	3/24/16	3/24/16	15,000,000	15,000,000
DZ Bank, New York:
0.37%	2/18/16	2/18/16	20,000,000	20,000,000
0.48%	4/7/16	4/7/16	10,000,000	9,996,510
0.64%	3/22/16	3/22/16	15,000,000	15,000,000
HSBC Bank USA NA:
0.585%[1]	2/22/16	2/22/16	22,000,000	22,000,000
0.585%[1]	2/22/16	2/22/16	14,500,000	14,500,000
Mitsubishi UFJ TR & BK NY:
0.40%[2]	2/8/16	2/8/16	15,000,000	15,000,000
0.50%[2]	4/1/16	4/1/16	22,500,000	22,500,000
0.50%[2]	3/16/16	3/16/16	20,000,000	20,000,000
Mizuho Bank Ltd., New York, 0.37%	2/16/16	2/16/16	10,000,000	10,000,000
Rabobank Nederland NV, New York, 0.49%	3/21/16	3/21/16	15,000,000	14,997,745
Royal Bank of Canada, New York, 0.865%	7/5/16	7/5/16	10,000,000	10,000,000
Societe Generale, New York, 0.56%	2/5/16	2/5/16	10,000,000	10,000,042
State Street Bank & Trust, 0.594%[1]	2/11/16	2/11/16	10,000,000	10,000,000
Sumitomo Mutsui Bank NY:
0.40%	2/1/16	2/1/16	11,000,000	11,000,000
0.43%	3/16/16	3/16/16	25,000,000	25,000,000
0.50%	3/10/16	3/10/16	20,000,000	20,000,000
0.67%	4/4/16	4/4/16	18,000,000	18,000,000
Toronto Dominion Bank, New York:
0.44%	3/1/16	3/1/16	14,000,000	14,000,000
0.576%[1]	2/16/16	3/16/16	20,000,000	20,000,000
0.92%	8/16/16	8/16/16	17,000,000	17,000,000
0.92%	8/15/16	8/15/16	11,500,000	11,500,000
UBS AG, Stamford CT:
0.87%	7/7/16	7/7/16	10,000,000	10,000,000
0.88%	7/6/16	7/6/16	30,000,000	30,000,000
Wells Fargo Bank NA:
0.555%[1]	2/2/16	5/3/16	22,000,000	22,000,000
0.626%[1]	2/19/16	5/19/16	20,000,000	20,000,000
0.775%[1]	2/16/16	7/14/16	10,000,000	10,000,000
Westpac Banking Corp., New York:
0.561%[1]	2/27/16	5/27/16	6,400,000	6,400,000
0.586%[1]	2/1/16	7/1/16	17,000,000	17,000,000
Total Certificates of Deposit (Cost $549,895,574)				549,895,574

9        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Direct Bank Obligations—22.6%
BNP Paribas, New York, 0.361%	2/1/16	2/1/16	$68,000,000	$68,000,000
Credit Agricole Corporate & Investment Bank, New York Branch:
0.36%	2/5/16	2/5/16	37,500,000	37,498,500
0.40%	2/2/16	2/2/16	26,000,000	25,999,711
0.671%	3/28/16	3/28/16	20,000,000	19,979,156
0.742%	5/19/16	5/19/16	10,000,000	9,977,800
Danske Corp.:
0.31%[3]	2/2/16	2/2/16	30,000,000	29,999,742
0.31%[3]	2/5/16	2/5/16	17,000,000	16,999,414
0.31%[3]	2/4/16	2/4/16	20,000,000	19,999,483
0.32%[3]	2/12/16	2/12/16	14,000,000	13,998,631
HSBC USA, Inc., 0.614%[1]	2/8/16	4/8/16	25,000,000	25,000,000
ING (US) Funding LLC, 0.676%	5/3/16	5/3/16	14,500,000	14,474,987
Mizuho Bank Ltd. NY:
0.358%[3]	2/10/16	2/10/16	22,000,000	21,998,034
0.37%[3]	2/12/16	2/12/16	11,000,000	10,998,756
Natixis, New York Branch, 0.273%	2/1/16	2/1/16	93,500,000	93,500,000
Skandinaviska Enskilda Bank, New York, 0.451%[3]	3/10/16	3/10/16	20,000,000	19,990,500
Total Direct Bank Obligations (Cost $428,414,714)				428,414,714
Short-Term Notes/Commercial Paper—48.8%
Automobiles—0.2%
Mountain Agency, Inc. (The), 0.48%[1]	2/5/16	2/5/16	4,320,000	4,320,000
Commercial Services & Supplies—0.6%
World Wildlife Fund, Inc., 0.40%[1]	2/5/16	2/5/16	11,600,000	11,600,000
Health Care Providers & Services—0.1%
B&D Association LLP Eye Association of Boca Raton, 0.47%[1]	2/5/16	2/5/16	2,020,000	2,020,000
Leasing & Factoring—1.3%
Toyota Motor Credit Corp., 0.596%[1]	2/22/16	2/22/16	25,000,000	25,000,000
Municipal—8.2%
Athens-Clarke Cnty., GA Unified Government
Development Authority, University of Georgia
Athletic Assn. Project, Series 2005, 0.39%[1]	2/5/16	2/5/16	7,150,000	7,150,000
Catawba Cnty., NC Bonds, Catawba Valley Medical Center Project, Series 2009:
0.40%[1]	2/5/16	2/5/16	4,285,000	4,285,000
0.40%[1]	2/5/16	2/5/16	5,400,000	5,400,000
Grand River Dam Authority Revenue Bonds, Series 2014C, 0.39%[1]	2/5/16	2/5/16	30,500,000	30,500,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy Products, Inc. Project, Series 2008, 0.42%[1]	2/5/16	2/5/16	2,775,000	2,775,000
MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2010B, 0.35%[1]	2/5/16	2/5/16	16,000,000	16,000,000
MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2014A, 0.38%[1]	2/5/16	2/5/16	5,800,000	5,800,000
NYS Housing Finance Agency Clinton Park Phase ll Housing Revenue Bonds, MH Rental LLC, Series 2011B, 0.40%[1]	2/5/16	2/5/16	4,000,000	4,000,000
OH Air Quality Development Authority, AK Steel Project, Series 2004B, 0.42%[1]	2/5/16	2/5/16	16,000,000	16,000,000

10        OPPENHEIMER MONEY MARKET FUND

		Final Legal
	Maturity	Maturity	Principal
	Date**	Date***	Amount	Value
Municipal (Continued)
PA Economic Development Finance Authority 2006, PMF Industries, Inc. Project, Series A2, 0.60%[1]	2/5/16	2/5/16	$600,000	$600,000
Saratoga Cnty. Industrial Development Agency Bonds, Globalfoundries US, Inc., Series 2013, 0.40%1,	2/5/16	2/5/16	9,020,000	9,020,000
St. Paul, MN Bonds, Rivercentre Arena Project, Series 2009A, 0.42%[1]	2/5/16	2/5/16	13,300,000	13,300,000
Sterling, IL Revenue Bonds, Rock River Redevelopment Project, Series 03, 0.48%[1]	2/5/16	2/5/16	2,650,000	2,650,000
Tempe, AZ Industrial Development Authority (The) Revenue Bonds, ASUF Brickyard Project, Series 04B, 0.40%[1]	2/5/16	2/5/16	2,605,000	2,605,000
University Hospitals Health System, Inc. Hospital Revenue Bonds, Series 2013C, 0.42%[1]	2/5/16	2/5/16	25,000,000	25,000,000
Westchester Cnty. Healthcare Corp. Revenue Bonds, Series 2010D, 0.40%[1]	2/5/16	2/5/16	10,000,000	10,000,000
				155,085,000

Oil, Gas & Consumable Fuels—3.2%
Total Capital Canada, 0.581%[3]	4/25/16	4/25/16	15,000,000	14,979,700
Total Capital SA, 0.31%[3]	2/1/16	2/1/16	45,800,000	45,800,000
				60,779,700

Personal Products—0.4%
Reckitt Benckiser Treasury Services plc, 0.431%[3]	2/2/16	2/2/16	7,500,000	7,499,910
Receivables Finance—17.8%
Barton Capital SA:
0.33%[3]	2/1/16	2/1/16	8,300,000	8,300,000
0.52%[3]	3/24/16	3/24/16	34,253,000	34,227,272
CAFCO LLC, 0.511%[3]	3/7/16	3/7/16	17,600,000	17,591,273
Chariot Funding LLC, 0.511%[3]	2/9/16	2/9/16	4,000,000	3,999,547
Manhattan Asset Funding Co., 0.671%[3]	4/20/16	4/20/16	15,000,000	14,977,946
Nieuw Amsterdam Receivables Corp.:
0.35%	2/1/16	2/1/16	25,000,000	25,000,000
0.55%	2/16/16	2/16/16	8,000,000	7,998,167
Old Line Funding Corp.:
0.481%[3]	4/4/16	4/4/16	5,000,000	4,995,800
0.484%[3]	4/19/16	4/19/16	15,000,000	14,984,313
0.671%[3]	3/22/16	3/22/16	55,000,000	54,948,819
Sheffield Receivables Corp.:
0.42%[3]	2/3/16	2/3/16	600,000	599,986
0.52%[3]	2/9/16	2/9/16	23,000,000	22,997,342
0.55%[3]	2/19/16	2/19/16	8,500,000	8,497,663
0.55%[3]	2/18/16	2/18/16	25,000,000	24,993,507
Starbird Funding Corp.:
0.33%[3]	2/3/16	2/3/16	10,000,000	9,999,817
0.35%[3]	2/9/16	2/9/16	19,500,000	19,498,483
0.36%[3]	2/16/16	2/16/16	5,000,000	4,999,250
0.36%[3]	2/17/16	2/17/16	10,000,000	9,998,400
0.511%[3]	4/25/16	4/25/16	10,000,000	9,988,100

11        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Final Legal
	Maturity	Maturity	Principal
	Date**	Date***	Amount	Value
Receivables Finance (Continued)
Thunder Bay Funding LLC:
0.481%[3]	4/4/16	4/4/16	$10,000,000	$9,991,600
0.864%[3]	8/4/16	8/4/16	20,000,000	19,911,611
Versailles Commercial Paper LLC, 0.35%[3]	2/1/16	2/1/16	8,300,000	8,300,000
Victory Receivables Corp., 0.46%[3]	2/8/16	2/8/16	3,500,000	3,499,687
				340,298,583

Special Purpose Financial—17.0%
Anglesea Funding LLC:
0.36%[2]	2/3/16	2/3/16	40,000,000	39,999,200
0.36%[2]	2/5/16	2/5/16	5,000,000	4,999,800
0.36%[2]	2/2/16	2/2/16	16,000,000	15,999,840
0.536%[1,2]	3/4/16	5/19/16	15,000,000	15,000,000
Bedford Row Funding Corp.:
0.471%	4/5/16	4/5/16	15,000,000	14,987,467
0.566%[1]	2/17/16	3/17/16	20,000,000	20,000,000
Bennington Stark Capital Co.:
0.45%[3]	2/2/16	2/2/16	15,000,000	14,999,813
0.50%[3]	2/5/16	2/5/16	16,000,000	15,999,111
Cedar Springs Capital Co. LLC, 0.35%	2/5/16	2/5/16	12,000,000	11,999,533
Concord Minutemen Cap. Co. LLC:
0.391%	2/17/16	2/17/16	22,000,000	21,996,182
0.591%	4/18/16	4/18/16	9,000,000	8,988,643
0.591%	4/11/16	4/11/16	22,500,000	22,474,188
Crown Point Capital Co., 0.36%	2/1/16	2/1/16	30,000,000	30,000,000
Lexington Parker Capital Co. LLC:
0.35%[3]	2/16/16	2/16/16	25,000,000	24,996,354
0.591%[3]	4/12/16	4/12/16	34,500,000	34,459,855
Ridgefield Funding Co. LLC, 0.591%	3/4/16	3/4/16	25,000,000	24,986,889
				321,886,875
Total Short-Term Notes/Commercial Paper (Cost $928,490,068)				928,490,068
Asset-Backed Security—0.0%
Ally Auto Receivables Trust 2015-1 A1, 0.39%
(Cost $671,904)	8/15/16	8/15/16	671,904	671,904
Corporate Bonds and Notes—0.4%
Svenska Handelsbanken AB, 3.125% (Cost $7,578,875)	7/12/16	7/12/16	7,500,000	7,578,875
Total Investments, at Value (Cost $1,915,051,135)			100.7%	1,915,051,135
Net Other Assets (Liabilities)			(0.7)	(13,429,119)
Net Assets			100.0%	$1,901,622,016

12        OPPENHEIMER MONEY MARKET FUND

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes

** The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

*** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $133,498,840 or 7.02% of the Fund’s net assets at period end.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $600,019,719 or 31.55% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

See accompanying Notes to Financial Statements.

13        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES January 29, 2016[1] Unaudited

Assets
Investments, at value (cost $1,915,051,135)—see accompanying statement of investments	$1,915,051,135

Receivables and other assets:
Shares of beneficial interest sold	5,177,916
Interest	564,229
Other	194,119

Total assets	1,920,987,399
Liabilities
Bank overdraft	346,839

Payables and other liabilities:
Shares of beneficial interest redeemed	18,655,887
Trustees’ compensation	335,207
Shareholder communications	6,316
Dividends	6,142
Other	14,992

Total liabilities	19,365,383
Net Assets	$ 1,901,622,016

Composition of Net Assets
Par value of shares of beneficial interest	$190,170,758

Additional paid-in capital	1,711,623,068

Accumulated net investment loss	(181,426)

Accumulated net realized gain on investments	9,616

Net Assets	$1,901,622,016

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,818,077,378 and 1,818,147,065 shares of beneficial interest outstanding)	$1.00

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $83,544,638 and 83,560,512 shares of beneficial interest outstanding)	$1.00

1. January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

14         OPPENHEIMER MONEY MARKET FUND

STATEMENT OF OPERATIONS For the Six Months Ended January 29, 2016[1] Unaudited

Investment Income
Interest	$3,010,442
Expenses
Management fees	3,802,453

Transfer and shareholder servicing agent fees:
Class A	1,924,395
Class Y	87,579

Shareholder communications:
Class A	19,201
Class Y	57

Trustees’ compensation	14,842

Custodian fees and expenses	4,821

Other	32,651

Total expenses	5,885,999
Less waivers and reimbursements of expenses	(2,967,334)

Net expenses	2,918,665

Net Investment Income	91,777

Net Realized Gain on Investments	477

Net Increase in Net Assets Resulting from Operations	$92,254

1. January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

15        OPPENHEIMER MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 29, 2016[1] (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$91,777	$180,544
Net realized gain	477	13,921
Net increase in net assets resulting from operations	92,254	194,465
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(76,317)	(150,517)
Class Y	(4,112)	(7,413)
	(80,429)	(157,930)
Distributions from net realized gain:
Class A	—	(34,785)
Class Y	—	(1,445)
	—	(36,230)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	97,631,908	(45,840,596)
Class Y	9,801,587	1,439,674
	107,433,495	(44,400,922)
Net Assets
Total increase (decrease)	107,445,320	(44,400,617)
Beginning of period	1,794,176,696	1,838,577,313
End of period (including accumulated net investment loss of $181,426 and $192,774, respectively)	$1,901,622,016	$1,794,176,696

1. January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

16        OPPENHEIMER MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended January 29, 2016[1] (Unaudited)	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized and unrealized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Distributions from net realized gain	0.00	0.00[3]	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,818,077	$1,720,434	$1,766,273	$1,974,691	$1,764,934	$1,875,840
Average net assets (in thousands)	$1,759,423	$1,722,901	$1,877,697	$1,826,413	$1,869,340	$1,917,260
Ratios to average net assets:[5]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.64%	0.65%	0.67%	0.70%	0.66%	0.65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.32%	0.21%	0.20%	0.25%	0.31%	0.32%

1. January 29, 2016 and July 29, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

17        OPPENHEIMER MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended January 29, 2016[1] (Unaudited)	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]
Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[2]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net realized and unrealized gain	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Total from investment operations	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Distributions from net realized gain	0.00	0.00[3]	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,545	$73,743	$72,304	$198,195	$152,318	$172,916
Average net assets (in thousands)	$80,134	$71,722	$171,891	$177,213	$155,158	$169,502
Ratios to average net assets:[5]
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.64%	0.65%	0.55%	0.44%	0.44%	0.43%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.32%	0.21%	0.19%	0.25%	0.30%	0.31%

1. January 29, 2016 and July 29, 2011 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

18        OPPENHEIMER MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS January 29, 2016 Unaudited

1. Organization

Oppenheimer Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

19        OPPENHEIMER MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

20        OPPENHEIMER MONEY MARKET FUND

2. Significant Accounting Policies (Continued)

Money Market Fund Reform. In analyzing the Reform Rules, adopted by the Securities and Exchange Commission (SEC) in July 2014, the Fund’s name will change from Oppenheimer Money Market Fund to Oppenheimer Government Money Market Fund on or around September 28, 2016. Additionally the Board of Trustees approved the adoption of a new non-fundamental investment policy requiring each Fund to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale

21         OPPENHEIMER MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Certificates of Deposit	$—	$549,895,574	$—	$549,895,574
Direct Bank Obligations	—	428,414,714	—	428,414,714
Short-Term Notes/Commercial Paper	—	928,490,068	—	928,490,068
Asset-Backed Security	—	671,904	—	671,904

22        OPPENHEIMER MONEY MARKET FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Investments, at Value: (Continued)
Corporate Bond and Note	$—	$7,578,875	$—	$7,578,875

Total Assets	$—	$1,915,051,135	$—	$1,915,051,135

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.10 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

23        OPPENHEIMER MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Shares of Beneficial Interest (Continued)

	Six Months Ended January 29, 2016[1]		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount

Class A
Sold	695,221,309	$695,221,309	1,198,913,513	$1,198,913,513
Dividends and/or distributions reinvested	75,142	75,142	181,323	181,323
Redeemed	(597,664,543)	(597,664,543)	(1,244,935,432)	(1,244,935,432)

Net increase (decrease)	97,631,908	$97,631,908	(45,840,596)	$(45,840,596)

Class Y
Sold	50,415,435	$50,415,435	120,710,052	$120,710,052
Dividends and/or distributions reinvested	4,072	4,072	8,740	8,740
Redeemed	(40,617,920)	(40,617,920)	(119,279,118)	(119,279,118)

Net increase	9,801,587	$9,801,587	1,439,674	$1,439,674

1. January 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2.

6. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.450%
Next $500 million	0.425
Next $500 million	0.400
Next $1.5 billion	0.375
Over $3.0 billion	0.350

The Fund’s effective management fee for the reporting period was 0.41% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

24        OPPENHEIMER MONEY MARKET FUND

6. Fees and Other Transactions with Affiliates (Continued)

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	24,753
Accumulated Liability as of January 29, 2016	170,435

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Sales Charges. CDSC do not represent an expense of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Contingent Deferred Sales Charges Retained by Distributor
January 29, 2016	$4,559

25         OPPENHEIMER MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Fees and Other Transactions with Affiliates (Continued)

Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to waive fees and/or reimburse Fund expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. As a result, for the reporting period, the Manager waived fees and/or reimbursed the Fund $2,839,258 and $128,076 for Class A and Class Y shares, respectively. There is no guarantee that the Fund will maintain a positive yield.

The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: 1) cause the Fund to generate a negative daily yield, and 2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. At period end, the following waived and/or reimbursed amounts are eligible for recapture:

Expiration Date	Class A	Class Y
July 31, 2016	$ 5,820,053	$ 258,594
July 31, 2017	8,801,629	617,079
July 31, 2018	7,564,535	312,467
July 31, 2019	2,839,258	128,076

The Manager has not recaptured any previously waived and/or reimbursed amounts during the reporting period.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

7. Pending Litigation

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”), in connection with the California Fund’s investment performance. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In October 2015, the district court reaffirmed its order and determined that the suit will proceed as a class action. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.

26        OPPENHEIMER MONEY MARKET FUND

7. Pending Litigation (Continued)

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

27         OPPENHEIMER MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that

28        OPPENHEIMER MONEY MARKET FUND

the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Proctor and Adam Wilde, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the money market taxable category. The Board noted that the Fund’s one-year, three-year, and five-year performance was equal to is category median and its ten-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Adviser. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load money market taxable funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fees and total expenses were higher than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2016. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

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PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER MONEY MARKET FUND

Trustees and Officers As of 3/1/16

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

Beth Ann Brown, Trustee

Matthew P. Fink, Trustee

Edmund P. Giambastiani, Jr., Trustee

Elizabeth Krentzman, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Joanne Pace, Trustee

Daniel Vandivort, Trustee

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer

Christopher Proctor, Vice President

Adam S. Wilde, Vice President

Cynthia Lo Bessette, Secretary and Chief Legal Officer

Jennifer Sexton, Vice President and Chief Business Officer

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money

Laundering Officer

Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2016 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

33        OPPENHEIMER MONEY MARKET FUND

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/15/2016
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	3/15/2016